SCHEDULE I CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL (BAHAMAS) LIMITED (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2013
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL (BAHAMAS) LIMITED (PARENT COMPANY ONLY) [Abstract]
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL (BAHAMAS) LIMITED (PARENT COMPANY ONLY) [Text Block]
SCHEDULE I: CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL
(BAHAMAS) LIMITED (PARENT COMPANY ONLY)

BALANCE SHEETS AT DECEMBER 31, 2013 AND 2012

(Stated in thousands of U.S. dollars, except par value and share amounts)

	At December 31,
	2013	2012
ASSETS

CURRENT ASSETS

Cash and cash equivalents	$21,016	$201,175
Receivables from related parties	423,536	307,343
Other current assets	-	316
Total current assets	444,552	508,834

NONCURRENT ASSETS

Investments in affiliates	180,616	151,447
Other noncurrent assets	8,974	5,171
Total noncurrent assets	189,590	156,618
Total assets	$634,142	$665,452

LIABILITIES AND EQUITY

CURRENT LIABILITIES

2017 Senior Convertible Notes	-	80,000
Other current liabilities	2,511	5,701
Total current liabilities	2,511	85,701

NONCURRENT LIABILITIES

2021 Senior Notes	226,070	-
2014 Senior Notes	-	180,000
Total noncurrent liabilities	226,070	180,000
Total liabilities	228,581	265,701

STOCKHOLDERS EQUITY

Common stock, $0.01 par value: 250,000,000 authorized shares; 140,419,487 shares outstanding	1,443	1,443
Additional paid-in capital	488,522	490,850
Treasury stock: 3,923,094 shares at cost	(19,488)	(19,488)
Accumulated deficit	(63,108)	(70,476)
Accumulated other comprehensive loss	(1,808)	(2,578)
Total stockholders’ equity	405,561	399,751
Total liabilities and stockholders’equity	$634,142	$665,452

SCHEDULE I: CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL
(BAHAMAS) LIMITED (PARENT COMPANY ONLY)

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

(Stated in thousands of U.S. dollars, except share and per share data)

	For the years ended December 31,
	2013	2012	2011
OPERATING EXPENSES

Administrative and commercial expenses	$(7,459)	$(7,548)	$(7,065)
Operating loss	(7,459)	(7,548)	(7,065)

OTHER INCOME (EXPENSES)

Financial expense	(1,916)	(8,323)	(5,919)
Financial loss on extinguishment of debt	(4,554)	-	-
Investments in affiliates	21,051	(49,470)	(7,886)
Other, net	246	1,684	2,065
Total other income (expenses), net	14,827	(56,109)	(11,740)
Income (Loss) before income tax	7,368	(63,657)	(18,805)

Income tax	-	-	-
Net income (loss)	$7,368	$(63,657)	$(18,805)

INCOME (LOSS) PER SHARE - BASIC AND DILUTED	$0.05	$(1.80)	$(0.64)

Basic weighted average number of shares	140,090,112	35,382,913	29,547,365
Diluted weighted average number of shares	140,326,764	35,382,913	29,547,365

SCHEDULE I: CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL
(BAHAMAS) LIMITED (PARENT COMPANY ONLY)

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

(Stated in thousands of U.S. dollars)

	For the years ended December 31,
	2013	2012	2011

Net income (loss)	$7,368	$(63,657)	$(18,805)

Other comprehensive income (loss):

Equity interest in investee’s other comprehensive income (loss)	782	(541)	(1,440)

Comprehensive income (loss), net of income tax effect of $0	$8,150	$(64,198)	$(20,245)

SCHEDULE I: CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL
(BAHAMAS) LIMITED (PARENT COMPANY ONLY)

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

(Stated in thousands of U.S. dollars)

	For the years ended December 31,
	2013	2012	2011

Net cash (used in) operating activities	$(10,370)	$(11,232)	$(6,101)

CASH FLOWS FROM INVESTING ACTIVITIES

(Increase) decrease in loans to related parties	(116,193)	(10,019)	(17,947)
Net cash (used in) investing activities	(116,193)	(10,019)	(17,947)

CASH FLOWS FROM FINANCING ACTIVITIES

Prepayment of 2017 Senior Convertible Notes	(80,000)	-	-
Prepayment of 2014 Senior Notes	(180,000)	-	-
Proceeds from issuance of 2021 Senior Notes, net of issuance costs	216,654	-	-
Proceeds from issuance of common stock, net of expenses	-	219,122	-
Purchase of subsidiary shares from noncontrolling interest	(10,250)	-	-
Short-term credit facility borrowings	-	-	10,500
Short-term credit facility repayments	-	-	(25,500)
Net cash (used in) provided by financing activities	(53,596)	219,122	(15,000)
Net (decrease) increase in cash and cash equivalents	(180,159)	197,871	(39,048)
Cash and cash equivalents at the beginning of year	201,175	3,304	42,352
Cash and cash equivalents at the end of year	$21,016	$201,175	$3,304

Supplemental disclosure of cash flow information:

Interest paid	$22,815	$22,000	$22,000
Income taxes paid	-	-	-

In the condensed financial information of the Parent Company, the Parent Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries. The Parent Company, during the years ended December 31, 2013, 2012 and 2011, did not receive cash dividends from its subsidiaries.

On June 10 and October 2, 2013 the Parent Company issued $ 200,000 and $ 25,000, respectively of its 2021 Senior Notes, which are due on June 15, 2021.

On July 10, 2013, the Parent Company repaid $180,000 plus accrued interest to that date of its 2014 Senior Notes, and during the year ended December 31, 2013 the Parent Company recorded a financial loss on extinguishment of debt of $1,733, which was included in the accompanying statement of operations.

On January 23, 2013, the Parent Company repaid $80,000 of its 2017 Senior Convertible Notes and during the year ended December 31, 2013, the Parent Company recorded a financial loss on extinguishment of debt of $2,821 which was included in the accompanying statement of operations.

As of December 31, 2012, the Parent Company included the outstanding principal amount of the 2017 Senior Convertible Notes of $80,000 as current liabilities in the accompanying balance sheet.

See Note 5 "Long-term debt and other financial debt" to the consolidated financial statements for further information.

The condensed financial information of the Parent Company should be read in conjunction with the Company's consolidated financial statements.